Deferred income taxes - Other information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes
Deferred tax assets not recognized	¥ 77,570	¥ 84,117	¥ 86,958	¥ 60,191
Cumulative losses available for utilization	54,407	61,929	64,303	39,811
Mainland China
Deferred income taxes
Cumulative losses available for utilization	¥ 51,011	53,697	55,695	34,586
Mainland China | Minimum
Deferred income taxes
Expiration period for tax losses	1 year
Mainland China | Maximum
Deferred income taxes
Expiration period for tax losses	10 years
Overseas entities
Deferred income taxes
Cumulative losses available for utilization	¥ 4,173	¥ 8,742	¥ 9,130	¥ 6,648